UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street

Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

803 W. Michigan Street

Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2012

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

FAMCO MLP & Energy Infrastructure Fund

(MLPPX)

SEMI-ANNUAL REPORT

May 31, 2012

FAMCO MLP & Energy Infrastructure Fund

a series of the Investment Managers Series Trust

Table of Contents

Letter to Shareholders	1
Schedule of Investments	4
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	12
Expense Example	20

8235 Forsyth Boulevard, Suite 700 Saint Louis, Missouri 63105 Telephone: 314 446-6700 Facsimile: 314 446-6707 www.famco.com

MLP & Energy Infrastructure Fund

(“MLPPX”)

May 31, 2012

Dear Shareholder

Thank you for your investment in the FAMCO MLP & Energy Infrastructure Fund (“the Fund”). This report covers the Fund’s performance for the six months ended May 31, 2012 as well as an overall update on the Fund’s investments.

Our firm, FAMCO MLP, a division of Advisory Research, Inc., serves as investment advisor for the Fund. We manage Master Limited Partnerships (“MLPs”) and energy infrastructure assets for investment companies, institutions and high net worth individuals.

The Fund’s investment objective is long-term capital appreciation and current income. The Fund will seek to meet its investment objective by opportunistically investing in energy infrastructure securities. We believe that a well constructed portfolio of energy infrastructure investments has the potential to provide investors with a mix of current income, growth potential, low correlation to other asset classes, and some tax advantages. The Fund will invest in both equity and fixed income securities with the asset allocation being a function of current opportunities. Most pure-play domestic energy infrastructure is owned by MLPs or entities affiliated with MLPs, and at least 80% of the Fund’s investments are expected to be concentrated in MLPs and other energy infrastructure assets.

We expect the Fund to exhibit high correlation to and generate similar returns with the Alerian MLP Index (Alerian), but with less volatility and more liquidity over a full market cycle. In general we would expect the Fund to underperform when the Alerian is generating higher than average returns and to outperform when the Alerian performs at less than its long-term potential.

Given these expectations we are pleased with the six month and annualized since inception (9/9/2010) returns for the Fund of 1.89% and 12.28%, respectively. The Alerian MLP Index’s comparable returns are 2.01% and 13.04%. Importantly, the Fund has provided investors with the lower volatility and increased downside protection that is expected. Since inception, the Fund’s volatility has averaged 75.5% of the Alerian MLP Index’s volatility.

During the six month period ended May 31, 2012 the Fund’s fixed income securities performed best while the MLP’s in the portfolio lagged. The Fund’s fixed income investments tend to be higher yielding energy infrastructure securities. These securities benefited from a falling interest rate environment as well as a compression in the spread between corporate bonds and Treasuries. A continuing theme in the Fund is a preference for credit risk vs. interest rate risk in the fixed income portion of our portfolio.

The Fund’s investment in energy infrastructure equities added value during the period. It is worth noting that the S&P 500 Energy Sector declined by nearly 10% during the period so the Fund’s equity portfolio significantly outperformed the average energy stock. The Fund’s equity portfolio is heavily focused on companies affiliated with MLPs or companies that we believe have significant MLP-qualifying assets. During the period there were a series of acquisitions and IPO announcements that benefitted several of the Fund’s holdings.

1

The MLP portion of the Fund generated modest returns over the period. The Alerian Index, a widely followed MLP index, increased by approximately 2%. The Fund’s portfolio of MLPs increased in value but trailed the Alerian Index.

The Fund is positioned to benefit from what we expect will be positive but modest investment returns throughout the remainder of 2012. The Fund maintains an overweight position in MLPs and their affiliated equities and an underweight in fixed income securities. We also have started a program of call writing on the equities in the Fund. The call writing strategy is designed to generate current income in exchange for limiting the returns of the Fund’s equity portfolio. The Fund’s call writing program will be additive to performance if equity returns are indeed modest and the program will limit returns if the equity market performs well in the second half of the year.

As a shareholder, you will receive a 1099 tax form in January, 2013. Therefore, if you are a tax-exempt investor holding Fund shares you generally will not have unrelated business taxable income (“UBTI”) attributable to your ownership or sale of the Fund shares unless your ownership of the shares is debt-financed. Similarly, it is generally expected that you will not become subject to additional state and local income tax return filing requirements by reason of your holdings of Fund shares. Please consult your tax advisor for information specific to your situation.

We appreciate your investment in the Fund.

Sincerely,

FAMCO MLP,
a division of Advisory Research, Inc.

Alerian MLP Index is a composite of the 50 most prominent energy master limited partnerships calculated using a float-adjusted, capitalization-weighted methodology.

Barclays U.S. Aggregate Bond Index covers the U.S. dollar denominated, investment-grade, fixed rate, taxable bond market of SEC registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS sectors.

Master limited partnership (MLP) is a limited partnership that is publicly traded on a securities exchange. It combines the tax benefits of a limited partnership with the liquidity of publicly traded securities.

An investment in vehicles like MLPPX are speculative investments and are not suitable for all investors, nor do they represent a complete investment program. MLPPX is available only to qualified investors who are comfortable with the substantial risks associated with investing in similar vehicles. An investment in a vehicle like MLPPX includes the risks inherent in an investment in securities, market risk, industry concentration risk, MLP Units risk, general MLP risk, energy and natural resource company risk, depletion and exploration risk, marine transportation companies risk, regulatory risk, commodity pricing risk, weather risk, cash flow risk, affiliated party risk, catastrophe risk, acquisition risk, natural resources sector risk, foreign securities risk, ETF risk, credit risk, interest rate risk, high yield securities risk, derivatives risk, leveraging risk, tax risk, non-diversification risk, advisor risk. For complete descriptions of risks, please refer to the Fund’s Private Placement Memorandum (“PPM”).

2

An investor should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. This and other important information about the Fund can be found in the PPM. Please read the PPM carefully before investing.

The views in this shareholder letter were those of the Investment Advisor as of the letter’s publication date and may not reflect his views on the date this letter is first distributed or anytime thereafter. These views are intended to assist readers in understanding the Fund’s investment methodology and do not constitute investment advice.

3

FAMCO MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2012 (Unaudited)

Principal Amount		Value
	Corporate Bonds – 31.1%
	BreitBurn Energy Partners LP / BreitBurn Finance Corp.
$500,000	8.625%, 10/15/2020	$518,750
	Chesapeake Energy Corp.
650,000	6.875%, 8/15/2018	619,125
650,000	6.625%, 8/15/2020	611,000
	EQT Corp.
875,000	4.875%, 11/15/2021	902,717
	Plains Exploration & Production Co.
275,000	7.625%, 4/1/2020	288,750
	QEP Resources, Inc.
275,000	6.875%, 3/1/2021	297,688
	Range Resources Corp.
700,000	7.250%, 5/1/2018	738,500
	Sunoco, Inc.
1,000,000	5.750%, 1/15/2017	1,079,091
	Teekay Corp.
850,000	8.500%, 1/15/2020	875,500
	Tesoro Corp.
900,000	6.500%, 6/1/2017	918,000
	Williams Cos., Inc.
520,000	8.750%, 3/15/2032	724,731
	Total Corporate Bonds (Cost $7,575,415)	7,573,852
Number of Shares		Value
	Common Stocks – 45.3%
	Energy – 38.7%
20,725	Arch Coal, Inc.	131,397
12,265	ConocoPhillips	639,742
64,314	Enbridge Energy Management LLC	2,005,945
14,075	EQT Corp.	652,798
29,347	Kinder Morgan Management LLC	2,084,486
14,267	Kinder Morgan, Inc.	487,787
7,350	Pioneer Natural Resources Co.	710,745
16,710	Spectra Energy Corp.	479,744
5,550	Targa Resources Corp.	246,087
11,780	Teekay Offshore Partners LP	326,306
20,030	TransCanada Corp.	819,628
27,270	Williams Cos., Inc.	832,553
	Total Energy (Cost $8,902,450)	9,417,218
	Utilities – 6.6%
10,210	CenterPoint Energy, Inc.	206,548
3,500	National Fuel Gas Co.	151,305

4

FAMCO MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	UTILITIES (Continued)
10,800	NiSource, Inc.	$270,972
11,930	ONEOK, Inc.	990,071
	Total Utilities (Cost $1,464,684)	1,618,896
	Total Common Stocks (Cost $10,367,134)	11,036,114

	Master Limited Partnerships – 21.0%
17,762	Crestwood Midstream Partners LP - Class C1	429,131
15,000	DCP Midstream Partners LP	589,950
34,320	Energy Transfer Equity LP	1,246,846
12,130	Enterprise Products Partners LP	591,459
13,725	Inergy LP	235,109
4,925	MarkWest Energy Partners LP	236,104
4,950	NuStar GP Holdings LLC	157,856
5,425	Oiltanking Partners LP	168,718
3,055	Plains All American Pipeline LP	239,909
5,250	Spectra Energy Partners LP	163,643
6,125	Targa Resources Partners LP	240,222
2,275	Tesoro Logistics LP	71,731
2,450	TransMontaigne Partners LP	77,273
9,510	Western Gas Partners LP	419,296
4,485	Williams Partners LP	237,256
	Total Master Limited Partnerships (Cost $4,991,784)	5,104,503
Number of Contracts		Value
	Warrants – 0.2%
21,581	Kinder Morgan, Inc. Exercise Price: $40, Expiration Date: February 15, 2017	49,204
	Total Warrants (Cost $27,205)	49,204
Number of Shares		Value
	Short-Term Investments – 0.2%
47,295	Fidelity Institutional Money Market - Treasury Only Portfolio, 0.01%2	47,295
	Total Short-Term Investments (Cost $47,295)	47,295
	Total Investments – 97.8% (Cost $23,008,833)	23,810,968
	Other Assets in Excess of Liabilities – 2.2%	533,944
	Total Net Assets – 100.0%	$24,344,912

5

FAMCO MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2012 (Unaudited)

Number of Contracts		Value
	Short Securities – (0.2)%
	WRITTEN Options Contracts – (0.2)%
	Call Options – (0.2)%
	ConocoPhillips
(115)	Exercise Price: $60, Expiration Date: November 17, 2012	$(6,900)
	EQT Corp.
(96)	Exercise Price: $60, Expiration Date: December 22, 2012	(9,840)
	ONEOK, Inc.
(114)	Exercise Price: $90, Expiration Date: October 20, 2012	(17,955)
	TransCanada Corp.
(85)	Exercise Price: $45, Expiration Date: August 18, 2012	(1,275)
	Williams Cos., Inc.
(245)	Exercise Price: $38, Expiration Date: November 17, 2012	(7,718)
	Total Call Options (Cost $(67,146))	(43,688)
	Total WRITTEN Options Contracts (Cost $(67,146))	(43,688)
	Total Short Securities (Cost $(67,146))	(43,688)

LLC – Limited Liability Company

LP – Limited Partnership

1 Illiquid Security. Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security fair valued under direction of the Board of Trustees. The aggregate value of such investments is 1.76% of net assets.

2 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

6

FAMCO MLP & Energy Infrastructure Fund
SUMMARY OF INVESTMENTS
As of May 31, 2012 (Unaudited)

Security Type	Percent of Total Net Assets
Corporate Bonds	31.1%
Common Stocks	45.3%
Master Limited Partnerships	21.0%
Warrants	0.2%
Short-Term Investments	0.2%
Total Investments	97.8%
Other Assets in Excess of Liabilities	2.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

7

FAMCO MLP & Energy Infrastructure Fund
STATEMENT OF ASSETS AND LIABILITIES
As of May 31,2012 (Unaudited)

Assets:
Investments, at value (cost $23,008,833)	$23,810,968
Cash	490,064
Receivables:
Dividends and interest	152,127
Prepaid expenses	725
Total assets	24,453,884

Liabilities:
Written options contracts, at value (proceeds $67,146)	43,688
Payables:
Advisory fees	5,587
Audit fees	31,063
Fund accounting fees	7,335
Administration fees	6,772
Trustees' fees and expenses	3,294
Transfer agent fees and expenses	3,254
Custody fees	2,704
Chief Compliance Officer fees	1,597
Accrued other expenses	3,678
Total liabilities	108,972

Net Assets	$24,344,912

Components of Net Assets:

Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$22,593,112
Accumulated net investment loss	(393,321)
Accumulated net realized gain on investments and written options contracts	1,319,528
Net unrealized appreciation (depreciation) on:
Investments	802,135
Written options contracts	23,458
Net Assets	$24,344,912

Shares of beneficial interest issued and outstanding	2,178,027
Net asset value per share	$11.18

See accompanying Notes to Financial Statements.

8

FAMCO MLP & Energy Infrastructure Fund
STATEMENT OF OPERATIONS
For the Six Months Ended May 31, 2012 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $2,309)	$102,842
Interest	221,633
Total investment income	324,475

Expenses:
Advisory fees	93,680
Administration fees	22,533
Fund accounting fees	22,447
Transfer agent fees and expenses	11,842
Audit fees	11,073
Legal fees	6,272
Custody fees	5,821
Trustees' fees and expenses	3,674
Shareholder reporting fees	2,780
Chief Compliance Officer fees	2,680
Miscellaneous	1,822
Registration fees	1,332
Insurance fees	1,177

Total expenses	187,133
Advisory fees waived	(62,212)
Net expenses	124,921
Net investment income	199,554

Realized and Unrealized Gain (loss) on Investments and Options Contracts:
Net realized gain (loss) on:
Investments	1,473,432
Written options contracts	(108,571)
Net realized gain	1,364,861
Net change in unrealized appreciation/depreciation on:
Investments	(1,145,486)
Written options contracts	23,458
Net change in unrealized appreciation/depreciation	(1,122,028)
Net realized and unrealized gain on investments and written options contracts	242,833

Net Increase in Net Assets from Operations	$442,387

See accompanying Notes to Financial Statements.

9

FAMCO MLP & Energy Infrastructure Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six
	Months Ended
	May, 31 2012	For the Year Ended
	(Unaudited)	November 30, 2011
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$199,554	$266,741
Net realized gain on investments and written options contracts	1,364,861	420,711
Net change in unrealized appreciation/depreciation on investments and written options contracts	(1,122,028)	1,669,087
Net increase in net assets resulting from operations	442,387	2,356,539

Distributions to Shareholders:
From net investment income	(650,969)	(214,320)
From net realized gains	-	(564,254)
Return of capital	-	(170,591)
Total distributions to shareholders	(650,969)	(949,165)

Capital Transactions:
Proceeds from shares sold	2,600,000	12,480,212
Reinvestment of distributions	451,531	669,053
Cost of shares redeemed	(866,319)	(620,286)
Net change in net assets from capital transactions	2,185,212	12,528,979

Total increase in net assets	1,976,630	13,936,353

Net Assets:
Beginning of period	22,368,282	8,431,929
End of period	$24,344,912	$22,368,282

Accumulated net investment income (loss)	$(393,321)	$58,094

Capital Share Transactions:
Shares sold	223,200	1,179,718
Shares reinvested	39,084	60,134
Shares redeemed	(71,959)	(56,534)
Net increase in capital share transactions	190,325	1,183,318

See accompanying Notes to Financial Statements.

10

FAMCO MLP & Energy Infrastructure Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six
	Months Ended		For the Period
	May, 31 2012	For the Year Ended	September 9, 2010*
	(Unaudited)	November 30, 2011	to November 30, 2010

Net asset value, beginning of period	$11.25	$10.48	$10.00
Income from Investment Operations:
Net investment income[1]	0.09	0.18	0.07
Net realized and unrealized gain on investments	0.14	1.19	0.51
Total from investment operations	0.23	1.37	0.58

Less distributions:
From net investment income	(0.30)	(0.13)	(0.03)
From net realized gain	-	(0.36)	(0.04)
Return of capital	-	(0.11)	(0.03)
Total distributions	(0.30)	(0.60)	(0.10)

Redemption fee proceeds	-	-	-

Net asset value, end of period	$11.18	$11.25	$10.48

Total return	1.98%[2]	13.26%	5.80%[2]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$24,345	$22,368	$8,432

Ratio of expenses to average net assets: [3]
Before fees waived and expenses absorbed	1.50%[4]	2.13%	5.89%[4]
After fees waived and expenses absorbed	1.00%[4]	1.00%	1.00%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.10%[4]	0.50%	(1.25)%[4]
After fees waived and expenses absorbed	1.60%[4]	1.63%	3.64%[4]
Portfolio turnover rate	52.6%[2]	99.4%	25.1%[2]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Not Annualized.
[3]	The Advisor has contractually agreed to limit the operating expenses to 1.00%.
[4]	Annualized.

See accompanying Notes to Financial Statements.

11

FAMCO MLP & Energy Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS

May 31, 2012 (Unaudited)

Note 1 – Organization

The FAMCO MLP & Energy Infrastructure Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is long-term capital appreciation and current income. The Fund commenced investment operations on September 9, 2010.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Master Limited Partnerships

An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock.  Holders of MLP units generally have limited control and voting rights on matters affecting the partnership.  The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

(c) Sector Concentration Risk

The focus of the Fund’s portfolio on a specific industry may present more risks than if the portfolio were broadly diversified over numerous industries. A downturn in energy related industries would have a larger impact on a Fund than on an investment company that does not concentrate in such industries. At times, the performance of the Fund’s investments may lag the performance of other industries or the broader market as a whole. Such underperformance may continue for extended periods of time.

(d) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

12

FAMCO MLP & Energy Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2012 (Unaudited)

(e) Short Sales

Short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which would decrease proceeds of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale. The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss. The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

(f) Options

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or to hedge against declines in the prices of portfolio securities. In addition, the Fund may write put options to hedge against increases in the prices of securities which it intends to purchase. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Transactions in written options contracts for the six months ended May 31, 2012 were as follows:

	Number of	Premiums
	Contracts	Received
Outstanding at December 1, 2011	-	$-
Options written	2,280	196,175
Options closed	(1,625)	(129,029)
Options expired	-	-
Options exercised	-	-
Outstanding at May 31, 2012	655	$67,146

13

FAMCO MLP & Energy Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2012 (Unaudited)

(g) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was signed into law on December 22, 2010. The Act makes changes to a number of the federal income and excise tax provisions impacting regulated investment companies ("RICs"), including simplification provisions on asset diversification and qualifying income tests, provisions aimed at preserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years carryforward for capital losses. In general, the provisions of the Act will be effective for taxable years beginning after December 22, 2010, the date of enactment.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken or expected to be taken in all open tax years. This period of time is considered to be the prior three tax years, when applicable, and the Fund’s current tax year, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended May 31, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h) Distributions to Shareholders

The Fund will make distributions of net investment income quarterly and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with FAMCO MLP, a division of Advisory Research, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.75% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses to 1.00% of the Fund's average daily net assets until March 31, 2013.

14

FAMCO MLP & Energy Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2012 (Unaudited)

For the six months ended May 31, 2012, the Advisor waived $62,212 of its advisory fees. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, fall below the expense limit. The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred. At May 31, 2012, the amount of these potentially recoverable expenses was $320,903. The Advisor may recapture a portion of this amount no later than November 30, of the years stated below:

2013:	$73,727
2014:	184,964
2015:	62,212

Foreside Fund Services, LLC (“Foreside”) serves as the Fund’s placement agent; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended May 31, 2012, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended May 31, 2012, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At May 31, 2012, gross unrealized appreciation and (depreciation) of investments owned by the Fund, and securities sold short based on cost for federal income tax purposes were as follows:

Cost of investments	$23,089,102

Proceeds from securities sold short	$(67,146)

Gross unrealized appreciation	1,764,487
Gross unrealized depreciation	(1,019,163)

Net unrealized appreciation on investments and securities sold short	$745,324

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

15

FAMCO MLP & Energy Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2012 (Unaudited)

As of November 30, 2011, the components of accumulated earnings (deficit) for the Fund on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Tax accumulated earnings	-
Accumulated capital, other losses and partial MLP dispositions	45,576
Net unrealized appreciation on investments	1,914,807
Total accumulated earnings	$1,960,383

The tax character of distributions paid during the fiscal year ended November 30, 2011 for the Fund was as follows:

Distribution paid from:	November 30, 2011	November 30, 2010
Ordinary income	$639,675	58,679
Long-term capital gains	138,899	-
Tax return of capital	170,591	20,999

Total distributions paid	$949,165	79,678

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended May 31, 2012, the Fund received $0 in redemption fees.

Note 6 – Investment Transactions

For the six months ended May 31, 2012, purchases and sales of investments, excluding short-term investments, were $14,574,812 and $12,914,046, respectively.

Note 7 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

16

FAMCO MLP & Energy Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2012 (Unaudited)

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2012, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3[2]	Total
Assets
Investments
Corporate Bonds	$-	$7,573,852	$-	$7,573,852
Common Stocks
Energy	9,417,218	-	-	9,417,218
Utilities	1,618,896	-	-	1,618,896
Master Limited Partnerships	4,675,372	429,131	-	5,104,503
Warrants	49,204	-	-	49,204
Short-Term Investments	47,295	-	-	47,295
Total Assets	$15,807,985	$8,002,983	$-	$23,810,968

Liabilities
Other Financial Instruments[1]
Written Options Contracts	$(43,688)	$-	$-	$(43,688)
Total Liabilities	$(43,688)	$-	$-	$(43,688)

1 Other financial instruments are derivative instruments such as futures contracts, forward contracts, purchased options contracts, swap contracts and written options contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while purchased and written options contracts are valued at market value.

2 The Fund did not hold any Level 3 securities at period end.

17

FAMCO MLP & Energy Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2012 (Unaudited)

There were no transfers between Levels at period end.

Note 9 – Derivative and Hedging Disclosure

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in options during the six months ended May 31, 2012.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of May 31, 2012 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Asset		Statement of Asset
Derivatives not designated as	and Liabilities		and Liabilities
hedging instruments	Location	Value	Location	Value
Equity contracts	Purchased options contracts, at value	$-	Written options contracts, at value	$43,688
Total		$-		$43,688

The effects of derivative instruments on the Statement of Operations for the six months ended May 31, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Purchased	Written
	Options	Options
Derivatives not designated as hedging instruments	Contracts	Contracts	Total
Equity contracts	$-	$(108,571)	$(108,571)
Total	$-	$(108,571)	$(108,571)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
	Purchased	Written
	Options	Options
Derivatives not designated as hedging instruments	Contracts	Contracts	Total
Equity contracts	$-	$23,458	$23,458
Total	$-	$23,458	$23,458

Note 10 – Recently Issued Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact ASU 2011-04 may have on the Fund’s financial statements.

18

FAMCO MLP & Energy Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2012 (Unaudited)

In December 2011, the FASB issued ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

19

FAMCO MLP & Energy Infrastructure Fund

Expense Example

For the Six Months Ended May 31, 2012 (Unaudited)

Expense Example

As a shareholder of the FAMCO MLP & Energy Infrastructure Fund (the ”Fund”), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 12/1/11 through 5/31/12.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid During
	Account Value	Account Value	Period*
	12/1/11	5/31/12	12/1/11 – 5/31/12
Actual Performance	$1,000.00	$1,019.80	$5.05
Hypothetical (5% annual return before expenses)	1,000.00	1,020.00	5.05

* Expenses are equal to the Fund’s annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six-month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

20

Investment Advisor

FAMCO MLP, a division of Advisory Research, Inc.

8235 Forsyth Boulevard, Suite 700

St. Louis, Missouri 63105

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, Pennsylvania 19103

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration Corporation

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

803 West Michigan Street

Milwaukee, Wisconsin 53233-2301

Placement Agent

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

21

FUND INFORMATION

	TICKER	CUSIP
FAMCO MLP & Energy Infrastructure Fund	MLPPX	461 418 626

Privacy Principles of the FAMCO MLP & Energy Infrastructure Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the FAMCO MLP & Energy Infrastructure Fund for their information. It is not a Private Placement Memorandum, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at 314-446-6747, on the Fund’s website at www. or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling 314-446-6747, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at 314-446-6747. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

FAMCO MLP & Energy Infrastructure Fund

803 West Michigan Street

Milwaukee, WI 53233-2301

314-446-6747

22

FAMCO MLP & Energy Income Fund

(Class A: INFRX)

(Class C: INFFX)

(Class I: INFIX)

SEMI-ANNUAL REPORT

May 31, 2012

FAMCO MLP & Energy Income Fund

a series of the Investment Managers Series Trust

Table of Contents

Letter to Shareholders	1
Schedule of Investments	4
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	14
Expense Example	22

8235 Forsyth Boulevard, Suite 700
Saint Louis, Missouri 63105

Telephone: 314 446-6700
Facsimile: 314 446-6707
www.famco.com

MLP & Energy Income Fund

(“INFIX/INFRX/INFFX”)

May 31, 2012

Dear Shareholder

Thank you for your investment in the FAMCO MLP & Energy Income Fund (“the Fund”). This report covers the Fund’s performance for the period ended May 31, 2012 as well as an overall update on the Fund’s investments.

Our firm, FAMCO MLP, a division of Advisory Research, Inc., serves as investment advisor for the Fund. We manage Master Limited Partnerships (“MLPs”) and energy infrastructure assets for investment companies, institutions and high net worth individuals.

The Fund’s investment objective is long-term capital appreciation and current income. The Fund will seek to meet its investment objective by opportunistically investing in energy infrastructure securities. We believe that a well constructed portfolio of energy infrastructure investments has the potential to provide investors with a mix of current income, growth potential, low correlation to other asset classes, and some tax advantages. The Fund will invest in both equity and fixed income securities with the asset allocation being a function of current opportunities. Most pure-play domestic energy infrastructure is owned by MLPs or entities affiliated with MLPs, and at least 80% of the Fund’s investments are expected to be concentrated in MLPs and other energy infrastructure assets.

We expect the Fund to exhibit high correlation to and generate similar returns with the Alerian MLP Index, but with less volatility and more liquidity over a full market cycle. In general we would expect the Fund to underperform when the Alerian is generating higher than average returns and to outperform when the Alerian performs at less than its long-term potential.

Given these expectations we are pleased with the six month, one year and annualized since inception returns for the FAMCO MLP & Energy Income Fund Class I Share of the Fund of 1.13%, 3.59% and 9.26%, respectively. The Alerian Index’s comparable returns are 2.01%, 5.54% and 8.14%. Importantly, the Fund has provided investors with the lower volatility and increased risk mitigation that is expected. Since inception, the Fund’s volatility has averaged 74.6% of the Alerian MLP Index’s volatility.

The 1-year and since inception annualized total return for the FAMCO MLP & Energy Income Fund Class I shares and the Alerian MLP Index as of June 30, 2012 were 5.37% and 10.18% and 7.86% and 10.03% respectively. The Fund’s total annual operating expenses are 3.30% and net expenses are 1.26% which reflect a fee waiver in effect, in the absence of which, returns would have been reduced. The inception date for the Fund is 12/27/2010.

The performance data quoted here represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end please call 1-888-805-0005.

1

During the six month period ended May 31, 2012 the Fund’s fixed income securities performed best while the equities in the portfolio slightly lagged the MLP holdings. The Fund’s fixed income investments were in higher yielding energy infrastructure issues. These securities benefited from a falling interest rate environment as well as a compression in the spread between corporate bonds and Treasuries. A continuing theme in the Fund is a preference for credit risk vs. interest rate risk in the fixed income portion of our portfolio.

The Fund’s investment in energy infrastructure equities added value during the period. It is worth noting that during the period the S&P 500 Energy Index declined by -9.48%. This compares to the Fund’s equity portfolio return of 1.62% resulting in significant outperformance against the average energy stock. The Fund’s equity portfolio is heavily focused on companies affiliated with MLPs or companies that we believe have significant MLP-qualifying assets. During the period there were a series of acquisitions and IPO announcements that benefitted several of the Fund’s holdings.

At period end, the MLP portion of the Fund had modestly outperformed the Alerian MLP Index, a widely followed MLP index, which increased by approximately 2%.

We believe the Fund is positioned to benefit from what we expect will be positive but modest investment returns throughout the remainder of 2012. The Fund maintains an overweight position in MLPs and their affiliated equities and an underweight in fixed income securities. We also have started a program of call writing on the equities in the Fund. The call writing strategy is designed with the intent to generate current income in exchange for limiting the returns of the Fund’s equity portfolio. The Fund’s call writing program should be additive to performance if equity returns are indeed modest and the program will likely limit returns if the equity market performs well in the second half of the year.

As a shareholder, you will receive a 1099 tax form in 2013. Therefore, if you are a tax-exempt investor holding Fund shares you generally will not have unrelated business taxable income (“UBTI”) attributable to your ownership or sale of the Fund shares unless your ownership of the shares is debt-financed. Similarly, it is generally expected that you will not become subject to additional state and local income tax return filing requirements by reason of your holdings of Fund shares. Please consult your tax advisor for information specific to your situation.

We appreciate your investment in the Fund.

Sincerely,

FAMCO MLP,
a division of Advisory Research, Inc.

This material must be preceded or accompanied by a current prospectus.

Alerian MLP Index is a composite of the 50 most prominent energy master limited partnerships calculated using a float-adjusted, capitalization-weighted methodology.

S&P 500 Index is a value weighted index of the prices of 500 large cap common stocks actively traded in the United States.

2

S&P 500 Energy Index is comprised those companies in the S&P 500 that are classified as members of the GICS energy sector.

Master limited partnership (MLP) is a limited partnership that is publicly traded on a securities exchange. It combines the tax benefits of a limited partnership with the liquidity of publicly traded securities.

The views in this shareholder letter were those of the Investment Advisor as of the letter’s publication date and may not reflect his views on the date this letter is first distributed or anytime thereafter. These views are intended to assist readers in understanding the Fund’s investment methodology and do not constitute investment advice.

Investing in MLPs differs from investments in common stock including risks related to cash flow, dilution and voting rights. Investments are concentrated in the energy infrastructure sector; with an exclusive emphasis on securities issued by MLPs. Concentration of the Fund's investment in the energy infrastructure sector, with an exclusive emphasis on securities issued by MLPs, may increase price fluctuation. Energy infrastructure companies are subject to risks specific to the industry such as fluctuations in commodity prices, reduced volumes of natural gas or other energy commodities, changes in the economy or the regulatory environment or extreme weather. MLPs may trade less frequently than larger companies due to their smaller capitalizations which may result in erratic price movement or difficulty in buying or selling. MLPs are subject to significant regulation and may be adversely affected by changes in the regulatory environment including the risk that an MLP could lose its tax status as a partnership which could reduce the value and income produced from the Fund.

The use of leverage through borrowing may exaggerate the effect of the Fund's net asset value of any increase or decrease in the value of the MLPs or other investment purchased with the borrowings. Investing in debt securities involves additional risks including interest rate risk, credit risk and prepayment risk. High yield securities involve greater risk than investment grade securities and tend to be more sensitive to economic conditions and credit risk. The use of derivative instruments involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

The Fund intends to elect to be treated and to qualify each year, as a “regulated investment company” (RIC) under the U.S. Internal Revenue Code of 1986 (the “Code”). The Fund must meet certain source-of-income, asset diversification and annual distribution requirements to maintain RIC status. If for any taxable year the Fund fails to qualify as a RIC, all taxable income will be subject to federal income tax and possibly state and local income tax at regular corporate rates (without any deduction for distributions to shareholders) and any income available for distribution will be reduced.

The Advisor has contractually agreed to waive its fees and/or pay for expenses until April 1, 2013, and may be terminated by the Trust’s Board of Trustees. The Advisor is permitted to seek reimbursement from the Fund, for three years from the date of any such waiver or payment to the extent a class’s total annual fund operating expenses do not exceed the limits described above.

3

FAMCO MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2012 (Unaudited)

Principal Amount		Value
	Corporate Bonds – 25.4%
	Arch Coal, Inc.
$2,350,000	7.250%, 10/1/2020	$2,009,250
	BreitBurn Energy Partners LP / BreitBurn Finance Corp.
2,500,000	8.625%, 10/15/2020	2,593,750
	Chesapeake Energy Corp.
550,000	6.875%, 8/15/2018	523,875
2,220,000	6.625%, 8/15/2020	2,086,800
	Denbury Resources, Inc.
2,000,000	8.250%, 2/15/2020	2,170,000
	EQT Corp.
1,700,000	8.125%, 6/1/2019	2,037,275
2,950,000	4.875%, 11/15/2021	3,043,447
	Kinder Morgan Finance Co. LLC
1,000,000	6.000%, 1/15/2018	1,055,000
	Plains Exploration & Production Co.
2,225,000	7.625%, 4/1/2020	2,336,250
	QEP Resources, Inc.
1,000,000	6.800%, 4/1/2018	1,077,500
2,300,000	6.875%, 3/1/2021	2,489,750
	Quicksilver Resources, Inc.
1,000,000	8.250%, 8/1/2015	982,500
	Range Resources Corp.
1,900,000	7.250%, 5/1/2018	2,004,500
	Sunoco, Inc.
2,000,000	5.750%, 1/15/2017	2,158,182
	Teekay Corp.
4,025,000	8.500%, 1/15/2020	4,145,750
	Tesoro Corp.
2,600,000	6.500%, 6/1/2017	2,652,000
	Williams Cos., Inc.
934,000	8.750%, 3/15/2032	1,301,728
	Total Corporate Bonds
	(Cost $35,161,677)	34,667,557

Number of Shares		Value
	Common Stocks – 49.0%
	Energy – 41.9%
148,330	Arch Coal, Inc.	940,412
73,975	ConocoPhillips	3,858,536
388,317	Enbridge Energy Management LLC	12,111,616
87,105	EQT Corp.	4,039,930
175,720	Kinder Morgan Management LLC	12,481,362
85,456	Kinder Morgan, Inc.	2,921,741
45,190	Pioneer Natural Resources Co.	4,369,873

4

FAMCO MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	ENERGY (Continued)
99,940	Spectra Energy Corp.	$2,869,277
35,090	Targa Resources Corp.	1,555,891
75,283	Teekay Offshore Partners LP	2,085,339
119,625	TransCanada Corp.	4,895,055
162,485	Williams Cos., Inc.	4,960,667
	Total Energy
	(Cost $58,762,741)	57,089,699
	Utilities – 7.1%
61,175	CenterPoint Energy, Inc.	1,237,570
23,060	National Fuel Gas Co.	996,884
62,575	NiSource, Inc.	1,570,007
70,185	ONEOK, Inc.	5,824,653
	Total Utilities
	(Cost $9,565,134)	9,629,114
	Total Common Stocks
	(Cost $68,327,875)	66,718,813
	Master Limited Partnerships – 21.0%
4,442	Crestwood Midstream Partners LP - Class C1	107,319
93,410	DCP Midstream Partners LP	3,673,815
205,325	Energy Transfer Equity LP	7,459,457
76,975	Enterprise Products Partners LP	3,753,301
82,165	Inergy LP	1,407,486
32,035	MarkWest Energy Partners LP	1,535,758
29,720	NuStar GP Holdings LLC	947,771
35,400	Oiltanking Partners LP	1,100,940
18,010	Plains All American Pipeline LP	1,414,325
31,470	Spectra Energy Partners LP	980,920
37,005	Targa Resources Partners LP	1,451,336
15,020	Tesoro Logistics LP	473,581
14,675	TransMontaigne Partners LP	462,850
56,025	Western Gas Partners LP	2,470,142
26,460	Williams Partners LP	1,399,734
	Total Master Limited Partnerships
	(Cost $29,885,949)	28,638,735

Number of Contracts		Value
	Warrants – 0.2%
	Kinder Morgan, Inc.
125,107	Exercise Price: $40, Expiration Date: February 15, 2017	285,245
	Total Warrants
	(Cost $159,781)	285,245

5

FAMCO MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2012 (Unaudited)

Number of Shares		Value
	Short-Term Investments – 2.9%
3,919,151	Fidelity Institutional Money Market - Treasury Only Portfolio, 0.01%[2]	$3,919,151
	Total Short-Term Investments
	(Cost $3,919,151)	3,919,151
	Total Investments – 98.5%
	(Cost $137,454,433)	134,229,501
	Other Assets in Excess of Liabilities – 1.5%	1,983,216
	Total Net Assets – 100.0%	$136,212,717

Number of Contracts		Value
	Short Securities – (0.1)%
	WRITTEN Options Contracts – (0.1)%
	Call Options – (0.1)%
	Arch Coal, Inc.
(125)	Exercise Price: $13, Expiration Date: January 19, 2013	$(4,125)
	ConocoPhillips
(600)	Exercise Price: $60, Expiration Date: November 17, 2012	(36,000)
	EQT Corp.
(389)	Exercise Price: $60, Expiration Date: December 22, 2012	(39,872)
	ONEOK, Inc.
(475)	Exercise Price: $90, Expiration Date: October 20, 2012	(74,813)
	TransCanada Corp.
(330)	Exercise Price: $45, Expiration Date: August 18, 2012	(4,950)
	Williams Cos., Inc.
(910)	Exercise Price: $38, Expiration Date: November 17, 2012	(28,665)
	Total Call Options
	(Cost $(284,998))	(188,425)
	Total WRITTEN Options Contracts
	(Cost $(284,998))	(188,425)
	Total Short Securities
	(Cost $(284,998))	(188,425)

LLC – Limited Liability Company

LP – Limited Partnership

1 Illiquid Security. Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security fair valued under direction of the Board of Trustees. The aggregate value of such investments is 0.1% of net assets.

2 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

6

FAMCO MLP & Energy Income Fund
SUMMARY OF INVESTMENTS
As of May 31, 2012 (Unaudited)

Security Type	Percent of Total Net Assets
Corporate Bonds	25.4%
Common Stocks	49.0%
Master Limited Partnerships	21.0%
Warrants	0.2%
Short-Term Investments	2.9%
Total Investments	98.5%
Other Assets in Excess of Liabilities	1.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

7

FAMCO MLP & Energy Income Fund
STATEMENT OF ASSETS AND LIABILITIES
As of May 31,2012 (Unaudited)

Assets:
Investments, at value (cost $137,454,433)	$134,229,501
Cash	2,202,408
Receivables:
Securities sold	171,771
Fund shares sold	205,420
Dividends and interest	755,385
Prepaid expenses	64,937
Total assets	137,629,422

Liabilities:
Written options contracts, at value (proceeds $284,998)	188,425
Payables:
Investment securities purchased	1,072,855
Fund shares redeemed	8,421
Advisory fees	92,829
Distribution fees - Class A (Note 7)	1,884
Distribution fees - Class C (Note 7)	596
Administration fees	14,987
Fund accounting fees	8,706
Transfer agent fees and expenses	4,519
Custody fees	4,072
Trustees' fees and expenses	2,451
Chief Compliance Officer fees	2,093
Accrued other expenses	14,867
Total liabilities	1,416,705

Net Assets	$136,212,717

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$141,242,599
Accumulated net investment loss	(2,667,783)
Accumulated net realized gain on investments and written options contracts	766,260
Net unrealized appreciation (depreciation) on:
Investments	(3,224,932)
Written options contracts	96,573
Net Assets	$136,212,717

Class A Shares:
Net Assets applicable to shares outstanding	$8,180,753
Number of shares issued and outstanding	770,819
Net asset value per share	$10.61
Maximum sales charge (5.50% of offering price)*	0.62
Maximum offering price to public	$11.23

Class C Shares:
Net Assets applicable to shares outstanding	$682,629
Number of shares issued and outstanding	64,282
Net asset value per share	$10.62

Class I Shares:
Net Assets applicable to shares outstanding	$127,349,335
Number of shares issued and outstanding	12,155,548
Net asset value per share	$10.48

* On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

8

FAMCO MLP & Energy Income Fund
STATEMENT OF OPERATIONS
For the Six Months Ended May 31, 2012 (Unaudited)

Investment Income
Dividends (net of foreign withholding taxes of $6,114)	$320,318
Interest	552,749
Total income	873,067

Expenses
Advisory fees	385,604
Administration fees	38,466
Fund accounting fees	27,777
Transfer agent fees and expenses	22,503
Registration fees	20,137
Custody fees	14,245
Audit fees	11,358
Shareholder reporting fees	8,748
Distribution fees - Class A (Note 7)	7,486
Miscellaneous	6,104
Legal fees	4,878
Trustees' fees and expenses	3,303
Chief Compliance Officer fees	2,737
Insurance fees	1,182
Distribution fees - Class C (Note 7)	596

Total expenses	555,124
Advisory fees waived	(64,838)
Net expenses	490,286
Net investment income	382,781

Realized and Unrealized Gain (loss) on Investments and Options Contracts:
Net realized gain (loss) on:
Investments	1,395,106
Written options contracts	(546,957)
Net realized gain	848,149
Net change in unrealized appreciation/depreciation on:
Investments	(4,547,928)
Written options contracts	96,573
Net change in unrealized appreciation/depreciation	(4,451,355)
Net realized and unrealized loss on investments and written options contracts	(3,603,206)

Net Decrease in Net Assets from Operations	$(3,220,425)

See accompanying Notes to Financial Statements.

9

FAMCO MLP & Energy Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six
	Months Ended	For the Period
	May, 31 2012*	December 27, 2010**
	(Unaudited)	to May 31, 2011
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$382,781	$133,638
Net realized gain on investments and written options contracts	848,149	(58,026)
Net change in unrealized appreciation/depreciation on investments and written options contracts	(4,451,355)	1,322,996
Net increase (decrease) in net assets resulting from operations	(3,220,425)	1,398,608

Distributions to Shareholders:
From net investment income:
Class A	(197,324)	(4,164)
Class C	(6,127)	-
Class I	(2,847,113)	(131,075)
From capital gains:
Class A	-	(735)
Class C	-	-
Class I	-	(23,128)
From return of capital:
Class A	-	(19,658)
Class C	-	-
Class I	-	(618,817)
Total distributions to shareholders	(3,050,564)	(797,577)

Capital Transactions:
Net proceeds from shares sold:
Class A	7,042,821	1,559,127
Class C	706,474	-
Class I	109,365,656	27,693,889
Reinvestment of distributions:
Class A	95,509	16,144
Class C	5,927	-
Class I	2,445,912	671,174
Cost of shares redeemed:
Class A1	(201,173)	(39)
Class C	-	-
Class I2	(5,628,849)	(1,889,897)
Net change in net assets from capital transactions	113,832,277	28,050,398

Total increase in net assets	107,561,288	28,651,429

Net Assets
Beginning of period	28,651,429	-
End of period	$136,212,717	$28,651,429

Accumulated net investment income (loss)	$(2,667,783)	$-

Capital Share Transactions:
Shares sold:
Class A	631,346	147,371
Class C	63,725	-
Class I	9,902,268	2,661,041
Shares reinvested:
Class A	8,735	1,506
Class C	557	-
Class I	227,826	64,084
Shares redeemed:
Class A	(18,135)	(4)
Class C	-	-
Class I	(514,308)	(185,363)
Net increase in capital share transactions	10,302,014	2,688,635

*	Class A Shares commenced operations on May 18, 2011.
**	The FAMCO MLP & Energy Income Fund commenced operations on December 27, 2010, and Class C Shares commenced operations on April 2, 2012.

[1]	Net of redemption fee proceeds of $1,388 and $1, respectively.
[2]	Net of redemption fee proceeds of $11,036 and $3,951, respectively.

See accompanying Notes to Financial Statements.

10

FAMCO MLP & Energy Income Fund - Class A
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six
	Months Ended	For the Period
	May 31, 2012	May 18, 2011*
	(Unaudited)	to November 30, 2011

Net asset value, beginning of period	$10.79	$10.64
Income from Investment Operations:
Net investment income[1]	0.04	0.04
Net realized and unrealized gain on investments	0.08	0.41
Total from investment operations	0.12	0.45

Less distributions:
From net investment income	(0.30)	(0.05)
From net realized gain	-	(0.01)
Return of capital	-	(0.24)
Total distributions	(0.30)	(0.30)

Redemption fee proceeds	- [2]	- [2]

Net asset value, end of period	$10.61	$10.79

Total return[3]	1.06%[4]	4.32%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,181	$1,606

Ratio of expenses to average net assets:[5]
Before fees waived and expenses absorbed	1.67%[6]	2.76%[6]
After fees waived and expenses absorbed	1.50%[6]	1.50%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.57%[6]	(0.55)%[6]
After fees waived and expenses absorbed	0.74%[6]	0.71%[6]
Portfolio turnover rate	45.3%[4]	82.8%[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total return excludes the effect of the applicable sales load.
[4]	Not annualized.
[5]	The Advisor has contractually agreed to limit the operating expenses to 1.50%.
[6]	Annualized.

See accompanying Notes to Financial Statements.

11

FAMCO MLP & Energy Income Fund - Class C
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout the period.

For the Period
April 2, 2012*
to May 31, 2012
(Unaudited)

Net asset value, beginning of period	$11.20
Income from Investment Operations:
Net investment income[1]	(0.02)
Net realized and unrealized gain on investments	(0.46)
Total from investment operations	(0.48)

Less distributions:
From net investment income	(0.10)
Total distributions	(0.10)

Redemption fee proceeds	-

Net asset value, end of period	$10.62

Total return[2]	(4.29)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$683

Ratio of expenses to average net assets:[4]
Before fees waived and expenses absorbed	2.76%[5]
After fees waived and expenses absorbed	2.25%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.65)%[5]
After fees waived and expenses absorbed	(1.14)%[5]
Portfolio turnover rate	45.3%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total return excludes the effect of the applicable sales load.
[3]	Not annualized.
[4]	The Advisor has contractually agreed to limit the operating expenses to 2.25%.
[5]	Annualized.

See accompanying Notes to Financial Statements.

12

FAMCO MLP & Energy Income Fund - Class I
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six
	Months Ended	For the Period
	May 31, 2012	December 27, 2010*
	(Unaudited)	to November 30, 2011

Net asset value, beginning of period	$10.65	$10.00
Income from Investment Operations:
Net investment income[1]	0.06	0.12
Net realized and unrealized gain on investments	0.08	1.08
Total from investment operations	0.14	1.20

Less distributions:
From net investment income	(0.31)	(0.09)
From net realized gain	-	(0.02)
Return of capital	-	(0.44)
Total distributions	(0.31)	(0.55)

Redemption fee proceeds	- [2]	- [2]

Net asset value, end of period	$10.48	$10.65

Total return	1.23%[3]	12.18%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$127,349	$27,045

Ratio of expenses to average net assets:[4]
Before fees waived and expenses absorbed	1.42%[5]	3.29%[5]
After fees waived and expenses absorbed	1.25%[5]	1.25%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.85%[5]	(0.79)%[5]
After fees waived and expenses absorbed	1.02%[5]	1.25%[5]
Portfolio turnover rate	45.3%[3]	82.8%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Not Annualized.
[4]	The Advisor has contractually agreed to limit the operating expenses to 1.00%.
[5]	Annualized.

See accompanying Notes to Financial Statements.

13

FAMCO MLP & Energy Income Fund

NOTES TO FINANCIAL STATEMENTS

May 31, 2012 (Unaudited)

Note 1 – Organization

The FAMCO MLP & Energy Income Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund primarily seeks current income and secondarily seeks long-term capital appreciation. The Fund commenced investment operations on December 27, 2010.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Master Limited Partnerships

An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock.  Holders of MLP units generally have limited control and voting rights on matters affecting the partnership. The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

(c) Sector Concentration Risk

The focus of the Fund’s portfolio on a specific industry may present more risks than if the portfolio were broadly diversified over numerous industries. A downturn in energy related industries would have a larger impact on a Fund than on an investment company that does not concentrate in such industries. At times, the performance of the Fund’s investments may lag the performance of other industries or the broader market as a whole. Such underperformance may continue for extended periods of time.

(d) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

14

FAMCO MLP & Energy Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2012 (Unaudited)

(e) Short Sales

Short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which would decrease proceeds of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale. The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss. The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

(f) Options

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or to hedge against declines in the prices of portfolio securities. In addition, the Fund may write put options to hedge against increases in the prices of securities which it intends to purchase. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Transactions in written options contracts for the six months ended May 31, 2012 were as follows:

	Number of Contracts	Premiums Received
Outstanding at December 1, 2011	-	$-
Options written	9,693	931,695
Options closed	(6,864)	(646,697)
Options expired	-	-
Options exercised	-	-
Outstanding at May 31, 2012	2,829	$284,998

15

FAMCO MLP & Energy Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2012 (Unaudited)

(g) Federal Income Taxes

  The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was signed into law on December 22, 2010. The Act makes changes to a number of the federal income and excise tax provisions impacting regulated investment companies ("RICs"), including simplification provisions on asset diversification and qualifying income tests, provisions aimed at preserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years carryforward for capital losses. In general, the provisions of the Act will be effective for taxable years beginning after December 22, 2010, the date of enactment.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken or expected to be taken in all open tax years. This period of time is considered to be the prior three tax years, when applicable, and the Fund’s current tax year, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended May 31, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h) Distributions to Shareholders

The Fund will make distributions of net investment income quarterly and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with FAMCO MLP, a division of Advisory Research, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00%, of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses to 1.50%, 2.25% and 1.25% of the Fund’s average daily net assets for Class A Shares, Class C Shares, and Class I Shares, respectively through April 1, 2013.

16

FAMCO MLP & Energy Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2012 (Unaudited)

For the six months ended May 31, 2012, the Advisor waived $64,838 of its advisory fees. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, fall below the expense limit. The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred. At May 31, 2012, the amount of these potentially recoverable expenses was $282,790. The Advisor may recapture a portion of this amount no later than November 30, of the years stated below:

2014:	$217,952
2015:	64,838

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended May 31, 2012, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended May 31, 2012, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At May 31, 2012, gross unrealized appreciation and (depreciation) of investments owned by the Fund, and securities sold short based on cost for federal income tax purposes were as follows:

Cost of investments	$137,694,441

Proceeds from securities sold short	$(284,998)

Gross unrealized appreciation	3,160,755
Gross unrealized depreciation	(6,529,122)

Net unrealized depreciation on investments and securities sold short	$(3,368,367)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

17

FAMCO MLP & Energy Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2012 (Unaudited)

As of November 30, 2011, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Tax accumulated earnings	-
Accumulated capital, other losses and partial MLP dispositions	-
Net unrealized appreciation on investments	1,241,107
Total accumulated earnings	$1,241,107

The tax character of the distribution paid during the fiscal year ended November 30, 2011 was as follows:

Distributions paid from:	November 30, 2011
Ordinary income	$159,102
Long-term capital gains	-
Tax return of capital	638,475
Total distributions	$797,577

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended May 31, 2012, Class A Shares of the Fund received $1,388 in redemption fees and Class I Shares of the Fund received $11,036. For the period April 2, 2012 (commencement of operations) through May 31, 2012, Class C Shares of the Fund received $0 in redemption fees.

Note 6 – Investment Transactions

For the six months ended May 31, 2012, purchases and sales of investments, excluding short-term investments, were $140,662,100 and $34,031,789, respectively.

Note 7 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its shares. With respect to Class A Shares of the Fund, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets. With respect to Class C Shares of the Fund, the Plan provides for the payment of distribution fees at the annual rate of up to 1.00% of average daily net assets. Class I Shares of the Fund do not pay any distribution fees.

For the six months ended May 31, 2012 distribution fees for Class A and Class C incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

18

FAMCO MLP & Energy Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2012 (Unaudited)

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2012, in valuing the Fund’s assets carried at fair value:

19

FAMCO MLP & Energy Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2012 (Unaudited)

	Level 1	Level 2	Level 3[2]	Total
Assets
Investments
Corporate Bonds	$-	$34,667,557	$-	$34,667,557
Common Stocks:
Energy	57,089,699	-	-	57,089,699
Utilities	9,629,114	-	-	9,629,114
Master Limited Partnerships	28,531,416	107,319	-	28,638,735
Warrants	285,245	-	-	285,245
Short-Term Investments	3,919,151	-	-	3,919,151
Total Assets	$99,454,625	$34,774,876	$-	$134,229,501

Liabilities
Other Financial Instruments[1]
Written Options Contracts	$(188,425)	$-	$-	$(188,425)
Total Liabilities	$(188,425)	$-	$-	$(188,425)

1 Other financial instruments are derivative instruments such as futures contracts, forward contracts, purchased options contracts, swap contracts and written options contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while purchased and written options contracts are valued at market value.

2 The Fund did not hold any Level 3 securities at period end.

There were no transfers between Levels at period end.

Note 10 – Derivative and Hedging Disclosure

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in options during the six months ended May 31, 2012.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of May 31, 2012 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$-	Written options contracts, at value	$188,425
Total		$-		$188,425

20

FAMCO MLP & Energy Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2012 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended May 31, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Total
Equity contracts	$-	$(546,957)	$(546,957)
Total	$-	$(546,957)	$(546,957)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Total
Equity contracts	$-	$96,573	$96,573
Total	$-	$96,573	$96,573

Note 11 – Recently Issued Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact ASU 2011-04 may have on the Fund’s financial statements.

In December 2011, the FASB issued ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

21

FAMCO MLP & Energy Income Fund

Expense Example

For the Six Months Ended May 31, 2012 (Unaudited)

Expense Example

As a shareholder of the FAMCO MLP & Energy Income Fund (the “Fund”), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 12/1/11 to 5/31/12.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expense Paid During Period**
		12/1/11*	5/31/12	12/1/11 - 5/31/12
Class A	Actual Performance	$1,000.00	$1,010.60	$7.54
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.50	7.57
Class C	Actual Performance	1,000.00	957.10	3.62
	Hypothetical (5% annual return before expenses)	1,000.00	1,021.30	3.73
Class I	Actual Performance	1,000.00	1,012.30	6.29
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.75	6.31

* The FAMCO MLP & Energy Income Fund-Class C Shares commenced operations on April 2, 2012 and beginning account value starts on this date.

** Expenses are equal to the Fund’s annualized expense ratio of 1.50%, 2.25% and 1.25% for Class A, Class C, and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 183/366, 60/366, and 183/366 for Class A, Class C, and Class I shares, respectively (to reflect the six month period for Class A and Class I and the period since inception for Class C).  The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

22

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23

Investment Advisor

FAMCO MLP, a division of Advisory Research, Inc.

8235 Forsyth Boulevard, Suite 700

St. Louis, Missouri 63105

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, Pennsylvania 19103

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration Corporation

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

803 West Michigan Street

Milwaukee, Wisconsin 53233-2301

Distributor

Grand Distribution Services, LLC

803 West Michigan Street

Milwaukee, Wisconsin 53233-2301

24

FUND INFORMATION

	TICKER	CUSIP
FAMCO MLP & Energy Income Fund – Class A	INFRX	461 418 543
FAMCO MLP & Energy Income Fund – Class C	INFFX	461 418 238
FAMCO MLP & Energy Income Fund – Class I	INFIX	461 418 535

Privacy Principles of the FAMCO MLP & Energy Income Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the FAMCO MLP & Energy Income Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at 1-888-805-0005, on the Fund’s website at www. or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling 1-888-805-0005, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at 1-888-805-0005. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

FAMCO MLP & Energy Income Fund

803 West Michigan Street

Milwaukee, WI 53233-2301

1-888-805-0005

25

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 8, 2008.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	8/2/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	8/2/12

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	8/2/12